DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS
Nogin (the “Company”) is an
e-commerce,
technology platform provider that delivers
Commerce-as-a-Service
(“CaaS”) solutions as a headless, flexible full stack enterprise commerce platform with cloud services and optimizations along with experts for brands and retailers that provide a unique combination of customizability and sales efficiency. The Company manages clients’
front-to-back-end
operations so clients can focus on their business. The Company’s business model is based on providing a comprehensive
e-commerce
solution to its customers on a revenue sharing basis. Unless the context otherwise requires, references in this subsection to “we,” “our,” “Nogin” and the “Company” refer to the business and operations of Legacy Nogin (as defined below) and its consolidated subsidiaries prior to the Business Combination (as defined below) and to Nogin, Inc. (formerly known as Software Acquisition Group Inc. III) and its consolidated subsidiaries following the consummation of the Business Combination.
The Company’s headquarters and principal place of business are in Tustin, California.
Business Combination
On August 26, 2022 (the “Closing Date”), the Company completed its previously announced Business Combination pursuant to the Agreement and Plan of Merger (the “Merger Agreement”), dated as of February 14, 2022 (as amended on April 19, 2022 and August 26, 2022), by and among the Company (formerly known as Software Acquisition Group Inc. III (“SWAG”)), Nuevo Merger Sub, Inc., a wholly owned subsidiary of SWAG (“Merger Sub”), and Branded Online, Inc. dba Nogin (“Legacy Nogin”). Pursuant to the Merger Agreement, Merger Sub was merged with and into Legacy Nogin, with Legacy Nogin surviving the Business Combination as a wholly owned subsidiary of the Company (the “Business Combination” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”).
While Legacy Nogin became a wholly-owned subsidiary of the Company, Legacy Nogin was deemed to be the acquirer in the Business Combination for accounting purposes. Accordingly, the Business Combination was accounted for as a reverse recapitalization, in which case the consolidated financial statements of the Company represent a continuation of Legacy Nogin and the issuance of common stock and cash consideration in exchange for the net assets of SWAG recognized at historical costs and no recognition of goodwill or other intangible assets. Operations prior to the Business Combination are those of Legacy Nogin and all share and per-share
data included in these consolidated financial statements have been retroactively adjusted to give effect to the Business Combination.
As a result of the Business Combination, equityholders of Legacy Nogin received approximately
2.7
 million shares of the Company’s common stock (“Common Stock”) and cash consideration of $
15.0
 million, of which $
10.9
 million was deferred on the Closing Date (Note 9).
The treatment of the Business Combination as a reverse recapitalization was based on the stockholders of Legacy Nogin holding the majority of voting interests of the Company, Legacy Nogin’s existing management team serving primarily as the initial management team of the Company, Legacy Nogin’s appointment of the majority of the initial board of directors of the Company and Legacy Nogin’s operations comprising the ongoing operations of the Company.
In connection with the Business Combination, the Company received proceeds of approximately $58.8 million from SWAG’s trust account, net of redemptions by SWAG’s public shareholders, as well as approximately $65.5 million in proceeds from the contemporaneous issuance of convertible notes (the “Convertible Notes”). The aggregate cash raised has been and will be used for general business purposes, the paydown of Legacy Nogin’s outstanding debt, the payment of transaction costs and the payment of the cash consideration.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of convertible redeemable preferred stock and stockholders’ deficit for the twelve months ended December 31, 2022:

Recapitalization
Cash – SWAG trust and cash, net of redemptions	58,841
Cash – PIPE equity financing	1,052
Less: Transaction and advisory fees paid in cash	(54,409)
Less: Cash election consideration paid in cash at the Closing Date	(4,109)

Net proceeds from Business Combination	1,375
Plus: Issuance of common stock to settle certain transaction costs	3,588
Less: non-cash items charged against additional paid-in capital	(17,510)
Less: Deferred cash election consideration (Note 9)	(9,198)

Net contributions from Business Combination and PIPE equity financing	(21,745)

The number of shares of Common Stock outstanding immediately following the consummation of the Business Combination was as follows:

Number of Shares

SWAG Common Stock, outstanding prior to the Business Combination	1,425,492
Less: Redemption of SWAG shares	(851,080)

SWAG Common Stock	574,412
Shares issued in PIPE equity financing	25,854
Shares issued to financial advisors to settle transaction and issuance costs	20,375

Business Combination and PIPE equity financing shares	620,641
Nogin shares	2,714,073

Total shares of common stock immediately after Business Combination	3,334,714